Bank Loans and Notes Payable - Interest Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings		$ 10,788	$ 6,434	$ 6,760
Capitalized interest				(5)
Finance charges for employee benefits		456	382	373
Derivative instruments		1,428	2,300	2,649
Finance operating charges		(231)	243	48
Finance charges payable for leases		5,075	4,774
Total	$ 881	$ 17,516	$ 14,133	$ 9,825